Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net

	December 31, 2018	December 31, 2019
	RMB in thousands
Leasehold improvements	51,186	76,772
Servers and computers	481,695	765,110
Others	19,127	23,211

Total	552,008	865,093
Less: accumulated depreciation	(157,110)	(349,006)

Net book value	394,898	516,087